Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.04	$ 0.04	$ 0.04
Common stock, dividends declared (in dollars per share)	$ 0.58	$ 0.49	$ 0.46